Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001424958
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 24, 2011
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011
Supplement [Text Block]	dset1424958_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily Russia Bull 3X Shares

Direxion Daily Russia Bear 3X Shares

(collectively, the “Funds”)

Supplement dated May 24, 2011 to the

Prospectus and Statement of Additional Information (“SAI”) dated February 28, 2011,

as supplemented May 23, 2011

Direxion Daily Russia Bear 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement Strategy [Text Block]	dset1424958_SupplementStrategyTextBlock	Effective immediately, the investment objectives of the Funds are revised to reflect a benchmark index of DAX Global Russia + Index. All references to the DAX Global Russia Index should be replaced with the DAX Global Russia + Index. Additionally, the third paragraph of the Principal Investment Strategies disclosure for each Fund is deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Index is an index comprised of the most liquid Russian ADRs/GDRs and local shares, screening for high liquidity only, and capping the number of securities at 45. Selection is based on average daily trading volume only, with the minimum requirement for inclusion in the Index being daily trading volume of $1 million USD. Weighting of the Index is assigned based on market capitalization and reviewed and changed quarterly. The Index uses a highly transparent and understandable index concept to access the Russian market via easily replicable index underlying securities. Diversified with a historical bias towards the Energy sector, the Index is a broad index portfolio that reflects the Russian economy while still showing the dominance of the Energy sector.
Fund Performance	dset1424958_FundPastPerformanceAbstract
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For more information, please contact the Funds at (800) 851-0511.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 851-0511
Direxion Daily Russia Bull 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement Strategy [Text Block]	dset1424958_SupplementStrategyTextBlock	Effective immediately, the investment objectives of the Funds are revised to reflect a benchmark index of DAX Global Russia + Index. All references to the DAX Global Russia Index should be replaced with the DAX Global Russia + Index. Additionally, the third paragraph of the Principal Investment Strategies disclosure for each Fund is deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Index is an index comprised of the most liquid Russian ADRs/GDRs and local shares, screening for high liquidity only, and capping the number of securities at 45. Selection is based on average daily trading volume only, with the minimum requirement for inclusion in the Index being daily trading volume of $1 million USD. Weighting of the Index is assigned based on market capitalization and reviewed and changed quarterly. The Index uses a highly transparent and understandable index concept to access the Russian market via easily replicable index underlying securities. Diversified with a historical bias towards the Energy sector, the Index is a broad index portfolio that reflects the Russian economy while still showing the dominance of the Energy sector.
Fund Performance	dset1424958_FundPastPerformanceAbstract
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For more information, please contact the Funds at (800) 851-0511.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 851-0511